Business Combination - Provisional fair value of identified net assets and goodwill recognised (Details) - Eneti Inc - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 19, 2023
Business combination
Right-of-use assets		€ 1,033
Trade and other receivables		29,408
Inventories		147
Prepayments		3,821
Cash and cash equivalents		106,056
Total assets		581,989
Provisions		6,987
Deferred tax liabilities		10,315
Trade and other payables		40,271
Lease liabilities		1,300
Deferred charter hire income		1,937
Current income tax liabilities		1,217
Total liabilities		62,027
Total identifiable net assets at fair value		519,962
Goodwill arising on acquisition	€ 17,800	16,919
Purchase price transferred		536,881
Consideration paid in shares		441,228
Net cash purchase price		(10,403)
Vessel under construction
Business combination
Property, plant and equipment		144,219
Dry dock
Business combination
Property, plant and equipment		296,707
Other fixtures and fittings
Business combination
Property, plant and equipment		€ 598